Accounts receivable and other (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of accounts receivable and other

	December 31, 2024	December 31, 2023

Trade receivables	$57,832	$49,387
Value added tax and other taxes recoverable	30,984	29,465
Other receivables and advances	21,128	22,233
Prepaid expenses and deposits	20,732	19,997
Deferred consideration (i)	60,000	—
	$190,676	$121,082